Changes in Capital Accounts	12 Months Ended
Dec. 31, 2025
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts
9.	Changes in Capital Accounts

(a) Company’s Preferred Stock: As of December 31, 2025 and 2024, the Company’s authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.01 per share. Of these preferred shares, 1,250,000 have been designated Series A Preferred Shares, 1,200,000 have been designated Series B Preferred Shares, and 1,587,314 have been designated as Series C Preferred Shares.

As of December 31, 2025 and 2024, 50,726 Series B preferred shares (of liquidation preference $1,268) and 1,423,912 Series C Preferred Shares (of liquidation preference $35,598), were issued and outstanding. As of December 31, 2025 and 2024, Aliki Paliou held through Mango (Note 4) 1,314,792 Series C Preferred Shares and nil Series B Preferred Shares, and Andreas Michalopoulos held 56,342 Series C Preferred Shares and nil Series B Preferred Shares.

The material terms of the Series B Preferred Shares are as follows: 1) Dividends: The Company pays a 4.00% annual dividend on the Series B Preferred Shares, on a quarterly basis, either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date; 2) Voting Rights: Each Series B Preferred Share has no voting rights; 3) Conversion Rights: Each Series B Preferred Share was convertible at the option of the holder during the applicable conversion period, which expired on March 15, 2023, and for additional cash consideration of $7.50 per converted Series B Preferred Share, into two Series C Preferred Shares (see description below); 4) Liquidation: Each Series B Preferred Share has a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series B Preferred Shares are not subject to mandatory redemption or to any sinking fund requirements, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. Also, upon the occurrence of a liquidation event, holders of Series B Preferred Shares shall be entitled to receive out liquidating distribution or payment in full redemption of such Series B Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: Finally, the Series B Preferred Shares rank senior to common shares with respect to dividend distributions and distributions upon any liquidation, winding up or dissolution of the Company.

The material terms of the Series C Preferred Shares are as follows: 1) Dividends: Dividends on each Series C Preferred Share shall be cumulative and shall accrue at a rate equal to 5.00% per annum of the Series C liquidation preference per Series C Preferred Share from the dividend payment date immediately preceding issuance, and can be paid either in cash, or, at the Company’s option, through the issuance of additional common shares; 2) Voting Rights: Each holder of Series C Preferred Shares is entitled, from the date of issuance of the Series C Preferred Shares, to a number of votes equal to the number of Common Shares into which such holder’s Series C Preferred Shares would then be convertible (notwithstanding the requirement that the Series C Preferred Shares are convertible only after six months following the Original Issuance Date), multiplied by 10. The holders of Series C Preferred Shares shall vote together as one class with the holders of Common Shares on all matters submitted to a vote of the Company’s shareholders (with certain exceptions); 3) Conversion Rights: The Series C Preferred Shares are convertible into common shares (i) at the option of the holder: in whole or in part, at any time on or after the date that is the date immediately following the six-month anniversary of the Original Issuance Date at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including the date of conversion, divided by an initial conversion price of $0.50, subject to adjustment from time to time, or (ii) mandatorily: on any date within the Series C Conversion Period,  being any time on or after the date that is the date immediately following the six-month anniversary of October 17, 2022 (or “the Original Issuance Date”), on which less than 25% of the authorized number of Series C Preferred Shares are outstanding and the volume-weighted average price of the common shares for the 10 trading days preceding such date exceeds 130% of the conversion price in effect on such date, the Company may elect that all, or a portion of the outstanding Series C Preferred Shares shall mandatorily convert into common shares at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including such date, divided by the conversion price.  The conversion price is subject to adjustment for any stock splits, reverse stock splits or stock dividends, and shall also be adjusted to the lowest price of issuance of common stock by the Company for any registered offering following the Original Issuance Date, provided that such adjusted conversion price shall not be less than $0.50 (this conversion price adjustment clause is further analyzed later); 4) Liquidation: Each Series C Preferred Share has a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series C Preferred Shares are not subject to mandatory redemption, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, in whole or in part, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. The Company shall effect any such redemption by paying a) cash or, b) at the Company’s election, and provided on the date of the redemption notice less than 25% of the authorized number of Series C are outstanding, shares of common stock valued at the volume-weighted average price of common stock for the last 10 trading days prior to the redemption date. Also, upon the occurrence of a liquidation event, holders of Series C Preferred Shares shall be entitled to receive out liquidating distribution or payment in full redemption of such Series C Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: The Series C Preferred Shares rank senior to common shares, and on a parity with the Series B Preferred Stock, with respect to dividend distributions and distributions upon any liquidation.

During 2023, a number of 85,535 Series B preferred shares were converted to 171,070 Series C preferred shares, and a number of  12,224  Series C preferred shares were converted to 225,447 common shares. During 2024, a number of 4,460 Series C preferred shares were converted to 82,482 common shares.

For 2025, 2024 and 2023, declared and paid dividends on Series B preferred shares amounted to $51, $52 and $55 (or $1.00, $1.00 and $0.75 per each Series B preferred share), respectively. As of December 31, 2025 and 2024, accrued and not paid dividends on the Series B preferred shares amounted to $2 and $2, respectively.

For 2025, 2024 and 2023, declared and paid dividends on the Series C preferred shares amounted to $1,780, $1,781 and $1,834 (or $1.25, $1.25 and $1.25 per each Series C preferred share), respectively, out of which $1,643, $1,643 and $1,643 respectively, were paid to Mango (Note 4). As of December 31, 2025 and 2024, accrued and not paid dividends on the Series C preferred shares, amounted to $79 and $84, respectively.

The Company, when assessing the accounting of the Series B and Series C preferred stock, has taken into consideration the provisions of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and determined that the Series B and Series C preferred shares should be classified as permanent equity rather than temporary equity or liability.

As discussed above, the conversion price adjustment clause of the Series C Preferred Shares provides for a reduction in the initial conversion price in case, any of the following, among others, happens: a) upon stock dividend, split, or reverse stock split, or b) in case the Company issues equity securities at prices below the conversion price of the Series C preferred shares then in effect. The Company concluded that the feature mentioned in b) above provides protection to investors in promising to give each Series C holder investor the lowest pricing available to any other investors, rather than protecting against true economic dilution, and accordingly, this feature constitutes a down round feature. From October 17, 2022, to January 26, 2023, because of the issuance of common shares through the ATM offering (as discussed below), the conversion price was eight times adjusted, and was gradually reduced to $2.60, and finally, on March 1, 2023, due to the registered direct offering (discussed below) the conversion price was further reduced to $1.36.  To measure the effect of the down-round feature the Company performed fair value measurements as determined through Level 3 inputs of the fair value hierarchy. As such, the fair value of the preferred stock was estimated as the sum of two components: a) the “straight” preferred stock component, using the discounted cash flow model, and b) the embedded option component, using the Black & Scholes model. For this assessment, the Company’s valuation used the following assumptions: (a) stated dividend yield for the Series C preferred stock, (b) cost of equity based on the CAPM theory; (c) expected volatility, (d) risk free rate determined by management using the applicable 5-year treasury yield as of the measurement date, (e) market value of common stock (which was the current market price as of the date of the fair value measurement), and (f) expected life of  convertibility option of the Series C preferred shares to common shares.

For this assessment the Company updated the Level 3 inputs as follows: (a) expected volatility in a range of 86.83% to 118.14% for the valuation of the instrument on the triggering dates, and (b) expected life of convertibility option of the Series C preferred shares to common shares from 1 to 5 years. The Company applied moneyness scenarios and determined the aforementioned assumptions of volatility and expected life of the convertibility option, which are considered highly interdependent. In this respect, the Company determined an aggregate measurement of the down round feature of $9,809, which was accounted for as a deemed dividend that should be deducted from the net income to arrive to the net income available to common stockholders (Note 11).

The fair value of the Series C Preferred Shares that were assessed on the dates of triggering of the down-round feature as discussed above, were determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as they are derived by using significant unobservable inputs. Determining the fair value of the preferred stock requires management to make judgments about the valuation methodologies, including the unobservable inputs and other assumptions and estimates, which are significant in the valuation of the preferred stock.

(b) Class A, July, August 2022 Warrants: On June 1, 2022, the Company completed its underwritten public offering of 508,000 units at a price of $15.75 per unit. Each unit consists of one common share (or pre-funded warrant in lieu thereof) and one Class A warrant (the “June 2022 Warrants”) to purchase one common share and was immediately separated upon issuance. Each Class A warrant was immediately exercisable for one common share at an exercise price of $15.75 per share and has a maturity of five years from issuance and can be either physically settled or through the means of a cashless exercise. The Company may at any time during the term of its warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in each warrants’ agreements. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in each warrants’ agreements. The Class A warrants and the pre-funded warrants do not have any voting, dividend or participation rights, nor do they have any liquidation preferences.

Furthermore, on July 18, 2022, the Company completed a direct offering of 1,133,333 common shares and warrants to purchase up to 1,133,333 common shares (the “July 2022 Warrants”) at a concurrent private placement. The combined effective purchase price for one common share and one warrant to purchase one common share was $5.25. Each warrant is immediately exercisable for one common share at an initial exercise price of $5.25 per share and will expire in five and a half years from issuance. The July 2022 Warrants have similar terms to the June Warrants, with the only significant difference being the existence of an exercise price adjustment clause, which was assessed by the Company as a down-round feature. On March 1, 2023, their exercise price was reduced to their floor price of $1.65.

Finally, on August 12, 2022, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to purchase 2,222,222 of its common shares and warrants to purchase 2,222,222 common shares (the “August 2022 Warrants”) at a price of $6.75 per common share and accompanying warrant in a registered direct offering. The August Warrants are immediately exercisable, expire five years from the date of issuance, and had an initial exercise price of $6.75 per common share. The August 2022 Warrants have similar terms to the July 2022 Warrants, including the exercise price adjustment clause that constitutes a down-round feature. On March 1, 2023, their exercise price was reduced to their floor price of $1.65.

During 2023, the down-round features were triggered on eight different dates, leading to a combined effect of an approximate value of $256 and $533, for the July 2022 and the August 2022 Warrants, respectively, which were accounted for as deemed dividends (Note 13). The deemed dividends resulting from the re-valuation of the July 2022 and August 2022 Warrants are deducted from the net income to arrive to the net income available to common stockholders (Note 11). The fair values of the warrants, that were assessed on the dates of triggering of the down-round features as discussed previously, were determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as they are derived by using significant unobservable inputs such as historical volatility.

As of December 31, 2024 and December 31, 2025, there were 567,366 outstanding June 2022 warrants, 1,033,333 outstanding July 2022 warrants, and 2,122,222 outstanding August 2022 warrants.

(c) Series A and Series B Warrants: On March 3, 2023, the Company completed a registered direct offering of (i) 5,556,000 of its common shares, $0.01 par value per share, (ii) Series A warrants to purchase up to 3,611,400 common shares and (iii) Series B warrants to purchase up to 4,167,000 common shares directly to several institutional investors. Each Series A warrant and each Series B warrant are immediately exercisable upon issuance for one common share at an exercise price of $2.25 per share and expire five years after the issuance date. Both Series A and Series B warrants have similar terms with the Class A Warrants, with the only significant difference being the “alternative cashless exercise feature” included in the Series A warrants. In particular, each Series A warrant could become exchangeable for one common share beginning on the earlier of 30 days following the closing of the Offering and the date on which the cumulative trading volume of the Company’s common shares following the date of entry into a securities purchase agreement with the purchasers in this offering exceeds 15,000,000 shares. The alternative cashless exercise provisions were met on March 7, 2023.  The Company concluded that the Series B warrants met the criteria for equity classification while the alternative cashless exercise of the Series A warrants, precludes the Series A warrants from being considered indexed to the Company’s stock. In this respect, the Company recorded the Series A warrants as non-current liabilities under Fair value of warrants’ liability on the accompanying consolidated balance sheet, with subsequent changes in their respective fair values recognized in line “Changes in fair value of warrants’ liability” in the accompanying consolidated statement of operations. Estimating fair values of liability-classified financial instruments requires the development of estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of the Company’s common stock. Because liability-classified financial instruments are carried at fair value, the Company’s financial results will reflect the volatility and changes in these estimates and assumptions. At closing, the Company received proceeds of $11,438, net of placement agent’s fees and expenses, which is separately presented in line Issuance of units, common stock and warrants, net of issuance costs in the accompanying consolidated cash flows. As of the date the Company completed the registered direct offering, the Company valued the Series A warrants using the Black-Scholes model with a fair value of $1.11 per Series A Warrant or $4,009 in aggregate, while the remaining gross proceeds of the offering amounting to $8,492 (net proceeds of $7,769) where allocated to common shares and Series B warrants with the residual value method. Issuance costs of $340 were expensed immediately in a prorated manner, taking into account the portion of the liability recorded at inception included in Interest and finance costs in the accompanying consolidated statements of operations.

During 2023, the Company received notices of alternative cashless exercises for 3,597,100 Series A warrants for equal amount of common shares and marked the warrants to their fair value at the settlement date and then settling the warrant liability. The outstanding Series A warrants as of December 31, 2025 and 2024, were 14,300 and 14,300, respectively. The value of the outstanding Series A warrants as of December 31, 2025 and 2024 were $30 and $27, respectively, and are reflected in “Fair value of warrant’s liability” in the accompanying consolidated balance sheets.

During 2024, 70,000 Series B warrants were exercised, and the Company received proceeds of $157. The outstanding Series B warrants as of December 31, 2025, and December 31, 2024, were 4,097,000 and 4,097,000, respectively.

As of December 31, 2023 and December 31, 2024 the Company re-valued the outstanding Series A warrants. For 2023, a gain of $561 resulting from the change in the fair value of the liability for the unexercised warrants and the settlements of the liability throughout the period, for 2024 a gain of $6, and for 2025 a loss of $4 representing changes in the fair value of the liability for the unexercised warrants are presented in “Change in fair value of the warrant’s liability” in the accompanying consolidated statements of operations. The Series A warrants fair value as of settlement and measurement dates per discussion above, was determined through Level 2 inputs of the fair value hierarchy as determined by management. The fair value of the Series A warrants weighted the probability that the Series A warrants are alternatively cashless exercised for common shares, while the Black & Scholes model was applied under the following assumptions: (a) expected volatility (d) risk free rate (e) market value of common stock of, which was the current market price as of the date of each fair value measurement. Fair value sensitivity is driven by the stock price at the time of valuation and is limited in terms of the other parameters.

(d) At The Market (“ATM”) Offering:  On December 9, 2022, the Company entered into an At The Market Offering Agreement with Virtu Americas LLC (or the “Virtu ATM”), as sales agent, pursuant to which the Company could offer and sell, from time to time, up to an aggregate of $30,000 of its common shares, par value $0.01 per share. During 2022, a total of 140,379 common shares were issued as part of the Company’s Virtu ATM offering, and the net proceeds received, after deducting underwriting commissions and other expenses, amounted to $450. From January 1, 2023 and up to February 27, 2023, when the Company terminated its Virtu ATM agreement, a total of 224,817 shares of the Company’s common stock were issued as part of the Company’s ATM offering, and the net proceeds received, after deducting underwriting commissions and other expenses, amounted to $673.

(e) Share Buy-Back Plan: In April 2023, the Company’s Board of Directors authorized a share repurchase program (the “April 2023 Repurchase Plan”) to purchase up to an aggregate of $2,000 of the Company’s common shares. Under the April 2023 Repurchase Plan, the Company repurchased in 2023 a total of 2,222,936 common shares for total gross proceeds of $2,000, successfully completing the April 2023 Repurchase Plan in the third quarter of 2023. In August 2023, the Company’s Board of Directors further authorized a new share repurchase plan (the “August 2023 Repurchase Plan”) to repurchase up to $2,000 of the Company’s outstanding common shares. Under the August 2023 Repurchase Plan, the Company re-purchased 327,100 common shares for total gross proceeds of $723. In aggregate, the Company’s net proceeds for both the April 2023 and the August 2023 Repurchase Plans were $2,749.

(f) Compensation Cost on Stock Option Awards: On January 1, 2021, the Company granted its Chief Financial Officer stock options to purchase 8,000 of the Company’s common shares as share-based remuneration. The stock options, which were granted pursuant to, and in accordance with, the Company’s Equity Incentive Plan, have been approved by the Company’s board of directors, and have a term of five years. The exercise prices of the options are as follows: 2,000 shares for an exercise price of $150.00 per share, 1,667 shares for an exercise price of $187.50 per share, 1,333 shares for an exercise price of $225.00 per share, 1,000 shares for an exercise price of $300.00 per share, 1,000 shares for an exercise price of $375.00 per share, and 1,000 shares for an exercise price of $450.00 per share. Until December 31, 2025, 8,000 options were outstanding. Subsequent to the balance sheet date, the stock options expired as per the terms of the stock option agreement.

(g) Compensation Cost on Restricted Common Stock: On December 30, 2020, the Company’s Board of Directors approved 4,481 restricted common shares, whose fair value was $320, to be issued on the same date as an award to the Company’s directors. One fourth of the shares vested on December 30, 2020, and the remainder three fourths vested ratably over three years from the issuance date. During 2023, the aggregate compensation cost on restricted common stock amounted to $52 and is included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2025 and 2024, 31,441 restricted common shares remained reserved for issuance under the Plan. During 2023, 2024 and 2025 the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2022	350	$71.40
Granted	-	-
Vested	(350)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2023	-	$-
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2024	-	$-
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2025	-	$-